SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Outstanding options and the activity relating to these options
The outstanding options and the activity relating to these options are as follows:

			Average	Aggregate
		Weighted average	remaining	intrinsic
	Number of	exercise price	contractual	value
	options	(CDN$)	life in years	(CDN$)

Balance as at January 1, 2013	4,312,165	$4.52
Granted	2,148,146	2.53
Exercised	(219,755)	2.26
Forfeited	(721,327)	4.19
Expired	(662,247)	5.52
Balance December 31, 2013	4,856,982	$3.66
Exercisable as of December 31, 2013	1,698,629	$4.80	3.0	$-
Vested and expected to vest as of December 31, 2013	4,095,682	$3.81	4.2	$134

Options outstanding and exercisable
The following table summarizes options outstanding and exercisable at December 31, 2013:

			Weighted		Weighted
	Number of	Exercise price	average	Number of	average
Year	options	range	exercise price	options	exercise price
granted	outstanding	(CDN$)	(CDN$)	exercisable	(CDN$)

2008	218,746	2.40 to 5.00	4.51	218,746	4.51
2009	202,989	2.01 to 5.60	4.91	202,989	4.91
2010	424,363	5.52 to 6.45	5.93	360,421	5.98
2011	647,172	2.73 to 7.65	3.87	363,630	4.18
2012	1,351,561	2.73 to 7.18	4.26	552,843	4.52
2013	2,012,151	1.27 to 3.33	2.49	-	-
	4,856,982	$1.27 to $7.65	$3.66	1,698,629	$4.80

Fair value of option grants issued was estimated at the date of grant using the Black-Scholes option-pricing model
The following assumptions were used in the calculation of the fair value of options granted during the year using the Black-Scholes option-pricing model:

	2013	2012

Number of options granted during the year	2,148,146	1,390,225
Weighted average grant date fair value of stock options granted during the year (CDN$)	$1.21	$1.92
Risk-free interest rate	1.45%	1.35%
Dividend yield	0%	0%
Expected life of the options	4.25 years	4.25 years
Expected volatility of the underlying stock	58.81%	68.29%

Effect of recording shared based compensation expense
The table below summarizes the effect of recording shared based compensation expense for the year:

	2013	2012

Administrative	$939	$693
Sales and marketing	499	449
Customer support and operations	223	152
Research and development	224	265
Net decrease in earnings	$1,885	$1,559

Summary of unvested stock options
The following table presents information on unvested stock options for the year:

		Weighted average
	Number of	grant date fair value
	options	(CDN$)

Balance as at January 1, 2013	2,314,466	$2.17
Granted during the year	2,148,146	1.21
Vested during the year	(845,438)	2.26
Forfeited during the year	(458,821)	1.89
Balance as of December 31, 2013	3,158,353	$1.53